Note 6 - Long Term Debt (Details) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013
Details
Notes payable	$ 248,895		$ 248,895		$ 299,379
Debt Instrument, Unamortized Discount	136,599		136,599
Accretion of Discount	$ 0	$ 19,467	$ 19,516	$ 52,654